Financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Financial instruments
Schedule of Contingent consideration

	2022
	Diabetes			2021
	alliance	Other	Total	Total
	$m	$m	$m	$m
At 1 January	2,544	321	2,865	3,323
Settlements	(358)	(9)	(367)	(309)
Disposals	-	(121)	(121)	-
Revaluations	320	(27)	293	82
Discount unwind	81	4	85	112
At 30 June	2,587	168	2,755	3,208